VIA EDGAR

September 15, 2006

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Advisor Funds

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

485APOS

Ladies and Gentlemen:

Pursuant to Rule 485 under the Securities Act of 1933 (the "1933 Act"), on behalf of Old Mutual Advisor Funds (the “Registrant”), Old Mutual Capital, Inc. hereby submits for filing on EDGAR a Post-Effective Amendment No. 22 under the 1933 Act and Amendment No. 23 under the Investment Company Act of 1940 (submission type 485BPOS). The enclosed filing is intended to become effective pursuant to Rule 485(a)(1) of the 1933 Act on November 28, 2006.

If you have any questions or comments, please contact me at 720-200-7726.

Sincerely,

/s/ Karen S. Proc

Karen S. Proc

Associate General Counsel